Divestiture of Subsidiary - Summary of Net Gain Recognized in Connection with Divestiture (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule Of Sale And Divestiture Of Business [Line Items]
Adjusted net sale price	$ 148,871
2.0 technology, net of amortization	882,733	1,053,019
Other	(9,855)
Net gain on divestiture	47,122
2GIG [Member]
Schedule Of Sale And Divestiture Of Business [Line Items]
2GIG assets (including cash of $3,383), net of liabilities	(108,797)
2.0 Technology [Member]
Schedule Of Sale And Divestiture Of Business [Line Items]
2.0 technology, net of amortization	$ 16,903